Reg. ICA No. 811-8360
                                                          File No. 33-75340

 As filed with the Securities and Exchange Commission on November 17, 1995

                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549


                                 FORM N-1A

/X/          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/ /                       Pre-Effective Amendment No.

/X/                      Post-Effective Amendment No. 3

                                    and

/ /                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940

                              Amendment No.

                 GUINNESS FLIGHT INVESTMENT FUNDS, INC.
            (Exact Name of Registrant as Specified in Charter)

                     201 South Lake Avenue, Suite 510
                        Pasadena, California  91101
            (Address of Principal Executive Office)  (Zip Code)

    Registrant's Telephone Number, including Area Code:  (818) 795-0039

                        Susan Penry-Williams, Esq.
             Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                             919 Third Avenue
                          New York, New York  10022
                  (Name and Address of Agent for Service)

                                 Copy to:

                            Mr. James Atkinson
                     Guinness Flight Investment Funds
                     201 South Lake Avenue, Suite 510
                        Pasadena, California 91101

     ( )  It is proposed that this filing will become effective:
     (x)  immediately upon filing pursuant to paragraph (b)
     ( )  on (date) pursuant to paragraph (b)
     ( )  60 days after filing pursuant to paragraph (a)
     ( )  on _________, 1995 pursuant to paragraph (a) of Rule 485.

     CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933



                                Proposed Maximum   Proposed Maximum   Amount of
Securities Being   Amount Being  Offering Price   Aggregate Offering  Registra-
Registered          Registered       Per Unit*            Price       tion Fee**
-------------------------------------------------------------------------------
Common stock of     6,000,000.00     $12.75         $76,500,000.00   $15,300.00
China & Hong
Kong Fund

Common Stock of        50,000.00     $12.82            $641,000.00      $128.20
Global Government
Bond Fund
----------
*        Net asset value of each portfolio on November 13, 1995.

** Calculated pursuant to Rule 24e-2(a) under the Investment Company Act of 1940. 169,448 shares of the China & Hong Kong Fund portfolio and 8,624 shares of the Global Government Bond Fund portfolio were redeemed during the fiscal year ended December 31, 1994, none of which are being used for "reduction" in this amendment, all of which were previously so used in filings pursuant to Rule 24e-2(a) or 24f-2(c) during the current fiscal year ending December 31, 1995.
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                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on this 16th day of November, 1995 .

                         GUINNESS FLIGHT INVESTMENT FUNDS, INC.


                         By: /s/ Robert H. Wadsworth
                              Robert H. Wadsworth
                              President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature                Title               Date
          -------------------------------------------------

   /s/ Eric M. Banhazl             Treasurer      November 16, 1995
     Eric M. Banhazl


   /s/ Dr. Gunter Dufey            Director       November 16, 1995
     Dr. Gunter Dufey


  /s/ J. I. Fordwood               Director       November 16, 1995
     J. I. Fordwood


  /s/ Bret A. Herscher             Director       November 16, 1995
     Bret A. Herscher


  /s/ J. Brooks Reece, Jr.         Director       November 16, 1995
     J. Brooks Reece, Jr.

*By:
     Attorney-in-Fact

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